Share-based compensation - Share option plans - ESOP (Details)													12 Months Ended
	Dec. 29, 2022 Options SFr / shares	Oct. 26, 2022 Options SFr / shares	Oct. 06, 2022 Options SFr / shares	Oct. 05, 2022 Options SFr / shares	Aug. 02, 2022 Options SFr / shares	May 02, 2022 Options SFr / shares	Apr. 12, 2022 Options SFr / shares	Jan. 04, 2022 Options SFr / shares	Oct. 01, 2021 Options SFr / shares	Jul. 01, 2021 Options SFr / shares	May 17, 2021 Options SFr / shares	Apr. 01, 2021 Options SFr / shares	Dec. 31, 2022 Options SFr / shares	Dec. 31, 2021 Options SFr / shares	Dec. 31, 2020 Options SFr / shares
Share-based compensation
Strike price of options | SFr / shares		SFr 0.13
Employee share option plans (ESOP)
Share-based compensation
Vesting period of options granted													4 years	4 years
Exercise period of options granted													10 years	10 years
Beginning balance													8,615,885	6,768,460	5,540,600
Exercised													(17,240,133)
Granted													9,437,078	1,868,900	1,227,860
Forfeited													(35,830)	(11,475)
Expired														(10,000)
Ending balance													777,000	8,615,885	6,768,460
Beginning balance | SFr / shares													SFr 2.01	SFr 2.16	SFr 2.38
Exercised | SFr / shares													0.13
Granted | SFr / shares													0.49	1.46	1.16
Forfeited | SFr / shares													1.00	1.93
Expired | SFr / shares														2
Ending balance | SFr / shares													SFr 0.55	SFr 2.01	SFr 2.16
Exercisable													389,668	5,954,115	4,235,706
Employee share option plans (ESOP) | 2022
Share-based compensation
Exercised		(9,085,482)
Granted													9,437,078
Granted | SFr / shares				SFr 0.13
Number of options repriced				3,852,657	3,852,657
Strike price of options | SFr / shares				SFr 0.13	SFr 0.19
Employee share option plans (ESOP) | April 12, 2022
Share-based compensation
Exercised		(3,738,258)
Granted							3,840,657
Granted | SFr / shares							SFr 1.00
Number of options repriced				3,840,657	3,840,657
Employee share option plans (ESOP) | April 12, 2022
Share-based compensation
Exercised		(6,000)
Granted							6,000
Granted | SFr / shares							SFr 1.00
Number of options repriced				6,000	6,000
Employee share option plans (ESOP) | April 12, 2022
Share-based compensation
Granted							49,713
Granted | SFr / shares							SFr 1.04
Employee share option plans (ESOP) | May 2, 2022
Share-based compensation
Exercised		(6,000)
Granted						6,000
Granted | SFr / shares						SFr 1.00
Number of options repriced				6,000	6,000
Employee share option plans (ESOP) | October 5, 2022
Share-based compensation
Exercised		(5,332,547)
Granted				5,423,076
Granted | SFr / shares				SFr 0.13
Employee share option plans (ESOP) | October 6, 2022
Share-based compensation
Exercised		(2,677)
Granted			2,677
Granted | SFr / shares			SFr 0.13
Employee share option plans (ESOP) | December 29, 2022
Share-based compensation
Granted	108,955
Granted | SFr / shares	SFr 0.20
Employee share option plans (ESOP) | 2021
Share-based compensation
Exercised		(1,752,000)
Granted														1,868,900
Number of options repriced				1,792,000	1,792,000			1,822,000
Strike price of options | SFr / shares				SFr 0.13	SFr 0.19			SFr 1.00
Employee share option plans (ESOP) | April 1, 2021
Share-based compensation
Granted												27,492
Granted | SFr / shares												SFr 1.99
Employee share option plans (ESOP) | May 17, 2021
Share-based compensation
Exercised		(1,716,000)
Granted											1,791,000
Granted | SFr / shares											SFr 1.45
Number of options repriced				1,756,000	1,756,000			1,786,000
Employee share option plans (ESOP) | July 1, 2021
Share-based compensation
Exercised		(30,000)
Granted										44,408
Granted | SFr / shares										SFr 1.60
Number of options repriced				30,000	30,000			30,000
Employee share option plans (ESOP) | October 1, 2021
Share-based compensation
Exercised		(6,000)
Granted									6,000
Granted | SFr / shares									SFr 1.45
Number of options repriced				6,000	6,000			6,000